Investment Held in Trust Account	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investment Held in Trust Account
Investment Held in Trust Account

Note 6 —Investment Held in Trust Account

As of June 30, 2023, investment in the Company’s Trust Account consisted of $513 in Cash and Sweep Funds and $44,766,269 in U.S. Treasury Securities that mature on August 17, 2023. On August 17, 2023, in connection with the maturity, and following the Second Extension Redemptions, we purchased $36,017,036 of U.S. Treasury Securities that mature on November 17, 2023.

The Company classifies its United States Treasury securities as a trading security in accordance with FASB ASC 320 “Investments — Debt and Equity Securities”. The Company classifies its United States Treasury securities as trading securities in accordance with FASB ASC 320 “Investments — Debt and Equity Securities”. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments.

Note 6 —Investment Held in Trust Account

As of December 31, 2022, investment in the Company’s Trust Account consisted of $464 in Cash and Sweep Funds and $147,639,102 in U.S. Treasury Securities. All of the U.S. Treasury Securities matured on February 23, 2023. On February 23, subsequent to the Meeting, the Company purchased 44,526,000 units of U.S. Treasury Securities that mature on May 25, 2023, for a total of $44,006,010.

The Company classifies its United States Treasury securities as a trading security in accordance with FASB ASC 320 “Investments — Debt and Equity Securities”. The Company classifies its United States Treasury securities as trading securities in accordance with FASB ASC 320 “Investments — Debt and Equity Securities”. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments.